CONVERTIBLE NOTES	12 Months Ended
Sep. 30, 2011
Convertible Note Disclosure [Abstract]
Convertible Note Disclosure [Text Block]
14.	CONVERTIBLE NOTES

On July 25, 2007, the Company issued US$40,000 of guaranteed senior secured convertible notes (the “Notes”) which were due on July 25, 2012. The Notes are secured by the shares of certain of the Company’s subsidiaries.  The Notes bear interest at the rate of 1% per annum, payable semi-annually in arrears whereas the effective interest rate is 13% per annum. According to the original indenture agreement, the Notes were convertible into shares of common stock of the Company at an initial conversion price of US$11.50 per share, and the conversion price is subject to adjustment in certain circumstances, including semi-annual reset (the “Reset Date”) of the conversion price as at June 30 or December 31 of any year, commencing with December 31, 2008 and upon occurrence of certain dilutive events, in each case subject to certain conditions. Upon the specific occurrences such as, but not limited to, specified asset sale or termination of trading, the Notes holders may require the Company to repurchase all or a portion of their Notes. Also, according to the original indenture agreement, at maturity date, the Company shall be required to redeem any outstanding principal at the redemption amount determined so that it represents for the Note holders a gross yield of 16% on a semi-annual basis.

On July 28, 2008, the Company and the Notes holder entered into a Notes Repurchase Agreement (1st NRA) to repurchase the principal amount of US$18,700 of the Notes for a total repurchase price of US$20,000 payable in cash. The Notes repurchase would be completed in two tranches, with the first tranche to repurchase US$14,000 in principal amount of the Notes for a repurchase price of US$15,000 payable on July 28, 2008 and the second tranche to repurchase US$4,700 in principal amount of the Notes for a repurchase price of US$5,000 payable by end of 2008. As of September 30, 2008, the first tranche was paid and the outstanding principal of the Notes was US$26,000.  In connection with the 1st NRA, the Notes holder has agreed to waive past noncompliance by the Company through June 30, 2008 under certain financial covenants, and to amend a covenant, contained in the indenture for the Notes.  The Notes holder has not agreed to waive any future defaults under the Note indenture.

On January 19, 2009, the Company and the Notes holder entered into a Second Notes Repurchase Agreement (2nd NRA).  Pursuant to the 2nd NRA, the Company repurchased from the Notes holder remaining principal amount of US$21,300 for a total repurchase price of US$22,264 payable in cash in two tranches. In the first tranche, the Company repurchased US$4,700 in principal amount of the Notes for a repurchase price of US$5,000. In the second tranche, the Company repurchased the remaining US$16,600 principal amount of the Notes for a repurchase price of US$104 for each principal amount of US$100 of such Notes on a date to be mutually agreed upon by the Company and the Notes holder but not later than December 31, 2009. The Notes holder would also not be entitled to any interest payable on the repurchased Notes in respect of any record date prior to the repurchase.  In connection with the 2nd NRA, the Notes holder has agreed to eliminate the existing conversion rights on the Notes.  The Notes holder has also agreed to eliminate certain financial covenants, and to amend other covenants, contained in the indenture for the Notes.  The Note holder has also agreed to waive all defaults or events of default or their consequences, if any, on the part of the Company for failure to duly observe and perform this covenant through December 31, 2008, provided that the waiver will terminate if the Company defaults on its obligations under the 1st NRA. The Company has been in compliance with the covenants since the expiration of the waiver.

In compliance with the 1st NRA and 2nd NRA as described above, the Company has fully repurchased all the Notes and there were no outstanding Notes as of December 31, 2009.

Pursuant to FASB ASC 815-10, the redemption feature mentioned above is treated as an embedded derivative and is separately presented as a non-current liability in the consolidated balance sheet.   The fair value of the redemption feature at July 25, 2007 (the issuance date of the Notes), September 30, 2007, July 28, 2008 (1st NRA), September 30, 2008 and January 19, 2009 (2nd NRA) were RMB99,858, RMB 86,937, RMB 55,808, RMB33,580 and RMB30,334, respectively.

As of September 30, 2010 and 2011, the Company did not have any derivatives or financial liabilities that are measured at fair value. There is no change in fair value, including net transfers, of all financial liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended September 30, 2010 and 2011.

At the issuance date of the Notes, the value of the beneficial conversion features amounted to RMB31,230 was recorded under additional paid-in capital.

The discount associates with the issuance of the convertible notes amounted to RMB131,087 was amortized over the life of the convertible notes, using the effective interest method. Amortization of the Note discount for the years ended September 30, 2009, 2010 and 2011 were RMB3,350, RMB nil and RMB nil respectively, which as reflected in the interest expenses.

The interest expenses for the Notes for the years ended September 30, 2009, 2010 and 2011 were RMB449, RMB nil and RMB nil, respectively.

According to FASB ASC 470-50, the amendment made under 1st NRA is determined as a modification of debt.  As a result, the Company repurchased the principal amount of US$18,700 of the Notes at a premium of RMB29,516 (US$4,329).  This represents the repurchase price of US$20,000 in excess of carrying value of the Notes of RMB80,759 (US$11,845) plus the fair value of the redemption features of RMB26,090 (US$3,826) at July 28, 2008.  The premium was amortized using the effective interest method over the remaining term of the Notes.

According to ASC 470-50, the amendment made under 2nd NRA is determined as an extinguishment of debt. As a result, the Company repurchased the Notes at a loss of RMB51,101 (US$7,483).  This represents the repurchase price of US$22,263 in excess of its carrying value, which included the present value of the Notes, the discount associated with the issuance and the premium resulted from 1st NRA, of RMB70,600 (US$10,338) plus the fair value of the redemption features of RMB30,334 (US$4,442) at January 19, 2009.  The loss on extinguishment of debt was expensed to the consolidated statements of income and comprehensive income for the year ended September 30, 2009.